Material Accounting Policy Information - Schedule of Details of the Subsidiaries (Details)	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
ARB IOT (M) Sdn. Bhd. (“AIMSB”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities	Investment holding
ARB IOT Group Sdn. Bhd. (“AIGSB”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities	Investment holding
ARB AI Agro Sdn. Bhd. (“ARB AI Agro”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities	Investment holding
ARB Agro Technology Sdn. Bhd. (“ARB Agro Tech”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities	Business in digital agricultural technology
ARB Lab Sdn. Bhd. (“ARB Lab”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities	Investment holding
ARB R&D Sdn. Bhd. (“ARB R&D”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities	Development of IT and IoT for software and hardware
ARB Innovation Sdn. Bhd. (“ARB Innovation”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities	Provision of IT software and hardware solution
ARB R1 Technology Sdn. Bhd (“ARB R1”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities	Dormant
ARB Robotic Sdn. Bhd. (“ARB Robotic”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities	Investment holding
ARB Intelligence Sdn. Bhd. (“ARB Intelligence”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities	IoT cloud business platform
ARB Synergy Sdn. Bhd. (“ARB Synergy”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities	Investment holding
ARB Databook Pte. Ltd. (“ARB Databook”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	100.00%	100.00%
Principal activities	Business in software development and data analytic